UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Steven I. Koszalka

American Funds Retirement Income Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

We’ve built portfolios
designed to help fund
your retirement lifestyle.

American Funds Retirement Income Portfolio SeriesSM Annual report for the year ended October 31, 2016

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

American Funds Retirement Income Portfolio — ConservativeSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.

American Funds Retirement Income Portfolio — ModerateSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital.

American Funds Retirement Income Portfolio — EnhancedSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2016. Returns reflect the maximum 5.75% sales charge. Also shown are the estimated gross and net expense ratios as of the series prospectus dated January 1, 2017 (unaudited):

		Lifetime	Gross	Net
Class A shares	1 year	(since 8/28/15)	expense ratio	expense ratio

American Funds Retirement Income Portfolio — Conservative	2.62%	1.34%	0.83%	0.68%
American Funds Retirement Income Portfolio — Moderate	4.17	2.20	0.77	0.69
American Funds Retirement Income Portfolio — Enhanced	5.62	3.14	0.80	0.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of miscellaneous expenses for each share class. Investment results and net expense ratios shown reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. The reimbursement will be in effect through at least January 1, 2018, unless modified or terminated by the investment adviser.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The Retirement Income Portfolio Series investment allocations may not achieve fund objectives, and adequate income through retirement is not guaranteed. There are expenses associated with the underlying funds in addition to fund-of-funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors
3	The value of a $10,000 investment
4	About American Funds Retirement Income Portfolio Series
5	Portfolios built to serve the unique needs of retirees
6	Investment portfolios
9	Financial statements
34	Board of trustees and other officers

Fellow investors:

American Funds Retirement Income Portfolio Series posted positive returns for the 12 months ended October 31, 2016.

The Conservative portfolio returned 4.23% for the period, which included dividends of 21 cents a share. The fund’s income return was 2.05%. For investors who chose to take their dividends in cash, the return was 2.03%.

The Moderate portfolio gained 4.50%, which included dividends of 24 cents a share. The fund’s income return was 2.32% with dividends reinvested, and 2.30% for investors taking dividends in cash.

Finally, the Enhanced portfolio returned 4.55%, including dividends of 25 cents a share. The fund’s income return was 2.47% with dividends reinvested, and 2.45% for investors taking dividends in cash.

By way of comparison, the Standard & Poor’s Target Date Retirement Income Index recorded a total return of 3.57% for the 12 months, while the Lipper Retirement Income Funds Index returned 2.79%.

Results at a glance

For periods ended October 31, 2016, with all distributions reinvested

	Cumulative		Average annual
	total returns		total returns
			Lifetime
	6 months	1 year	(since 8/28/15)

American Funds Retirement Income Portfolio — Conservative (Class A shares)	1.71%	4.23%	5.44%
American Funds Retirement Income Portfolio — Moderate (Class A shares)	2.06	4.50	6.11
American Funds Retirement Income Portfolio — Enhanced (Class A shares)	2.14	4.55	6.76
Standard & Poor’s Target Date Retirement Income Index*	1.99	3.57	4.17
Lipper Retirement Income Funds Index†	2.36	2.79	3.53

*	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, comprises multi-asset classes based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The index is fully investable with varying levels of exposures to the asset classes determined during an annual survey process of target date funds’ holdings. The current universe of eligible asset classes includes: U.S. Large-Cap, U.S. Mid-Cap, U.S. Small-Cap, International Equities, Emerging Markets Equities, U.S. REITs, International REITs, Core Fixed Income, Cash Equivalents, TIPS, High-Yield Corporate Bonds and Commodities. Each asset class is represented in the indexes via a different ETF. When used as a benchmark, the market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. S&P source: S&P Dow Jones Indices LLC. While this index is used as a benchmark, American Funds Retirement Income Portfolio Series funds are not target date funds.
†	The Lipper Retirement Income Funds Index is composed of funds designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Thomson Reuters Lipper.

American Funds Retirement Income Portfolio Series	1

Each portfolio represents a combination of several individual American Funds and is designed to provide retirement income based on an investor’s risk tolerance and financial needs. To learn more about the three portfolios, please see page 4.

The economy

The U.S. economy improved during the course of the series’ fiscal year. The nation’s gross domestic product (GDP) climbed an estimated 3.2% in the third quarter of 2016, and rose 0.8% and 1.4% in the first and second quarters, respectively. In the meantime, the nation’s unemployment rate stood at 4.9% as of October 31, bringing it in line with pre-2008 financial crisis figures. U.S. wages increased 3.8% year-to-date as of September.

Outside the U.S., economic activity accelerated in many emerging markets, while developed markets in Europe and Asia were decidedly mixed. Overall, the global economic recovery continues, albeit sporadically and — in some areas — with very low growth.

The markets

U.S. equity markets were volatile over the 12-month period, but grew steadily in the second half on strong corporate earnings. On the whole, U.S. bond markets saw positive returns. In December 2015 the Federal Reserve raised interest rates for the first time in nearly a decade.

The series

Given the positive returns in both the U.S. stock and bond markets, American Funds Retirement Income Portfolio Series fared well. For the series’ first fiscal year, returns for all three funds surpassed those of their benchmarks and produced dividend income for shareholders. While we believe the funds’ value to investors will be best measured over the long term, we are nonetheless gratified by the results thus far.

A look ahead

The transfer of presidential power in the U.S. is likely to cause some unease in financial markets, though it remains to be seen how much impact the new administration’s policies will have on economic or investment matters. In the meantime, corporate earnings remain durable, and short- to medium-term prospects seem to be on par with the past year or so.

American Funds Retirement Income Portfolio Series was created with market fluctuations in mind. It is overseen by our Portfolio Oversight Committee, which consists of seven experienced American Funds portfolio managers. This committee will continue to closely monitor the global economic outlook in an effort to make sure the series remains aligned with its objective of providing income for your retirement needs.

We are grateful for your support, and we look forward to reporting to you again in six months’ time.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley

President

December 13, 2016

For current information about the series, visit americanfunds.com.

2	American Funds Retirement Income Portfolio Series

The value of a $10,000 investment

(for periods ended October 31, 2016, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment. Thus, the net amount invested was $9,4251.

Retirement Income Fund — Conservative

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2016)*

		Lifetime
	1 year	(since 8/28/15)

Class A shares	–1.74%	0.26%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Retirement Income Fund—Moderate

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2016)*

		Lifetime
	1 year	(since 8/28/15)

Class A shares	–1.54%	0.90%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Retirement Income Fund—Enhanced

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2016)*

		Lifetime
	1 year	(since 8/28/15)

Class A shares	–1.46%	1.52%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, comprises multi-asset classes based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The index is fully investable with varying levels of exposures to asset classes determined during an annual survey process of target date funds’ holdings. When used as a benchmark, the market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. S&P source: S&P Dow Jones Indices LLC. While this index is used as a benchmark, American Funds Retirement Income Portfolio Series funds are not target date funds.
[3]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of miscellaneous expenses for each share class. Investment results shown reflect the reimbursements, without which the results would have been lower. The reimbursement will be in effect through at least January 1, 2018, unless modified or terminated by the investment adviser.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Retirement Income Portfolio Series	3

About American Funds Retirement Income Portfolio Series

A trio of investments intended to help meet the unique needs of retirees

American Funds Retirement Income Portfolio Series was created to address the real income needs of retirees. In developing the funds, we surveyed hundreds of retirees and found that they were not only worried about paying their bills, but also about maintaining an enjoyable retirement lifestyle. Finding an appropriate balance between asset growth and withdrawals was a priority, but preservation of their original nest egg was a factor as well.

We took their concerns to heart, creating three portfolios designed to meet different income needs and to accommodate varying levels of risk tolerance.

•	The Conservative portfolio focuses on capital preservation. That means a higher degree of fixed income investments and a lower recommended withdrawal rate.

•	The Moderate portfolio seeks a balance of withdrawals and longevity with a moderate withdrawal rate and moderate risk of loss.

•	The Enhanced portfolio targets higher asset growth through a larger allocation of equity investments. While its composition makes it more vulnerable to volatility, it offers the potential for greater withdrawals.

Income in retirement

When thinking about retirement income, it shouldn’t be confused with income in the traditional sense of bond returns and dividend payments. Rather, it’s about withdrawals taken from the portfolio as a whole which, in some cases, includes drawing on principal. To offset any declines in bond income and dividends, growth is essential. For this reason, each of the three portfolios includes a flexible mix of equity-income funds. As well as offering the potential to grow assets over time, they can help buffer the portfolios in market downturns.

There are no guarantees in investing, but we believe these portfolios can help our investors pursue a successful retirement while seeking to preserve as much of their initial investment as possible.

Experienced oversight and management

The Portfolio Oversight Committee — a group of seven American Funds portfolio managers with an average of 28 years of investment experience between them — is responsible for monitoring the series. They review each portfolio’s holdings, results and distributions to determine they not only remain aligned with their objectives, but that they can support their suggested withdrawal rates now and in the future.

The committee has spent more than a dozen years managing a variety of multi-fund portfolios, including American Funds Target Date Retirement Series®. All of the members have acted as portfolio managers for one or more of the underlying funds represented in the portfolio series.

4	American Funds Retirement Income Portfolio Series

Portfolios built to serve the unique needs of retirees

American Funds Retirement Income Portfolio Series was launched in August 2015 to help retirees generate income to fund their lifestyles in retirement. The three funds are designed to provide income in retirement that balances the need for income with an investor’s risk tolerance.

The members of the Portfolio Oversight Committee actively monitor the series to keep the funds aligned with their objectives and to determine whether any changes to the underlying fund allocations are needed.

American Funds Retirement Income Portfolio — Conservative

With significant allocations to The Bond Fund of America® and U.S. Government Securities Fund®, this portfolio focuses on preservation of capital, while still seeking to provide current income.

American Funds Retirement Income Portfolio — Moderate

The portfolio includes several fixed income funds, but the allocation is weighted toward equity-income funds like Capital Income Builder and The Income Fund of America.

American Funds Retirement Income Portfolio — Enhanced

With larger allocations to income-focused equity funds, the portfolio has greater potential upside over the long term and greater potential for current income, but likely will result in more volatility.

Underlying funds:

5%	American Mutual Fund®
20%	Capital Income Builder®
15%	The Income Fund of America®
10%	American Balanced Fund®
5%	American Funds Global Balanced FundSM
5%	American Funds Inflation Linked Bond Fund®
5%	American Funds Mortgage Fund®
25%	The Bond Fund of America
10%	U.S. Government Securities Fund

Underlying funds:

5%	American Mutual Fund
25%	Capital Income Builder
25%	The Income Fund of America
15%	American Balanced Fund
5%	American Funds Global Balanced Fund
5%	American Funds Inflation Linked Bond Fund
5%	American Funds Mortgage Fund
10%	The Bond Fund of America
5%	U.S. Government Securities Fund

Underlying funds:

5%	American Mutual Fund
30%	Capital Income Builder
30%	The Income Fund of America
20%	American Balanced Fund
10%	American Funds Global Balanced Fund
5%	American Funds Inflation Linked Bond Fund

American Funds Retirement Income Portfolio Series	5

American Funds Conservative Portfolio

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	292,303	$10,549

Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	852,119	21,099
American Funds Global Balanced Fund, Class R-6	355,432	10,549
Capital Income Builder, Class R-6	733,987	42,197
The Income Fund of America, Class R-6	1,491,409	31,648
		105,493

Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	1,065,579	10,549
American Funds Mortgage Fund, Class R-6	1,026,190	10,549
The Bond Fund of America, Class R-6	4,041,851	52,746
U.S. Government Securities Fund, Class R-6	1,493,168	21,099
		94,943

Total investment securities 100% (cost: $208,743,000)		210,985
Other assets less liabilities 0%		(68)

Net assets 100%		$210,917

See Notes to Financial Statements

6	American Funds Retirement Income Portfolio Series

American Funds Moderate Portfolio

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	435,563	$15,720

Equity-income and Balanced funds 70%
American Balanced Fund, Class R-6	1,904,876	47,166
American Funds Global Balanced Fund, Class R-6	529,660	15,720
Capital Income Builder, Class R-6	1,367,354	78,609
The Income Fund of America, Class R-6	3,704,485	78,609
		220,104

Fixed income funds 25%
American Funds Inflation Linked Bond Fund, Class R-6	1,588,507	15,726
American Funds Mortgage Fund, Class R-6	1,528,775	15,716
The Bond Fund of America, Class R-6	2,410,610	31,458
U.S. Government Securities Fund, Class R-6	1,112,594	15,721
		78,621

Total investment securities 100% (cost: $311,035,000)		314,445
Other assets less liabilities 0%		(76)

Net assets 100%		$314,369

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	7

American Funds Enhanced Portfolio

Investment portfolio, October 31, 2016

Fund investments	Shares	Value (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	403,967	$14,579

Equity-income and Balanced funds 90%
American Balanced Fund, Class R-6	2,355,289	58,317
American Funds Global Balanced Fund, Class R-6	982,382	29,157
Capital Income Builder, Class R-6	1,521,662	87,480
The Income Fund of America, Class R-6	4,122,541	87,481
		262,435

Fixed income funds 5%
American Funds Inflation Linked Bond Fund, Class R-6	1,474,975	14,602

Total investment securities 100% (cost: $288,515,000)		291,616
Other assets less liabilities 0%		(61)

Net assets 100%		$291,555

See Notes to Financial Statements

8	American Funds Retirement Income Portfolio Series

Financial statements

Statements of assets and liabilities at October 31, 2016	(dollars in thousands)

	Conservative		Moderate		Enhanced
	Portfolio		Portfolio		Portfolio
Assets:
Investment securities, at value	$210,985		$314,445		$291,616
Receivables for:
Sales of fund’s shares	1,433		829		492
Dividends	109		82		—
Total assets	212,527		315,356		292,108

Liabilities:
Payables for:
Purchases of investments	1,271		646		328
Repurchases of fund’s shares	278		265		164
Services provided by related parties	58		70		56
Trustees’ deferred compensation	—	*	—	*	—	*
Other	3		6		5
Total liabilities	1,610		987		553
Net assets at October 31, 2016	$210,917		$314,369		$291,555

Net assets consist of:
Capital paid in on shares of beneficial interest	$208,260		$310,109		$287,247
Undistributed net investment income	97		43		42
Undistributed net realized gain	318		807		1,165
Net unrealized appreciation	2,242		3,410		3,101
Net assets at October 31, 2016	$210,917		$314,369		$291,555

Investment securities, at cost	$208,743		$311,035		$288,515

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	9

Statements of assets and liabilities at October 31, 2016	(dollars and shares in thousands, except per-share amounts)

		Conservative	Moderate	Enhanced
		Portfolio	Portfolio	Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$149,063	$251,400	$215,289
	Shares outstanding	14,293	24,000	20,430
	Net asset value per share	$10.43	$10.48	$10.54
Class B:	Net assets	$124	$137	$29
	Shares outstanding	12	13	3
	Net asset value per share	$10.43	$10.48	$10.59
Class C:	Net assets	$33,813	$39,475	$31,173
	Shares outstanding	3,254	3,781	2,966
	Net asset value per share	$10.39	$10.44	$10.51
Class F-1:	Net assets	$5,153	$9,328	$16,877
	Shares outstanding	494	891	1,602
	Net asset value per share	$10.43	$10.47	$10.54
Class F-2:	Net assets	$14,968	$13,834	$27,111
	Shares outstanding	1,434	1,319	2,570
	Net asset value per share	$10.44	$10.49	$10.55
Class R-1:	Net assets	$344	$61	$32
	Shares outstanding	33	6	3
	Net asset value per share	$10.42	$10.47	$10.54
Class R-2:	Net assets	$495	$47	$224
	Shares outstanding	48	5	21
	Net asset value per share	$10.42	$10.48	$10.52
Class R-2E:	Net assets	$10	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$10.44	$10.49	$10.55
Class R-3:	Net assets	$1,027	$11	$272
	Shares outstanding	98	1	26
	Net asset value per share	$10.44	$10.49	$10.54
Class R-4:	Net assets	$272	$33	$497
	Shares outstanding	26	3	47
	Net asset value per share	$10.44	$10.48	$10.54
Class R-5E:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$10.43	$10.48	$10.54
Class R-5:	Net assets	$11	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$10.44	$10.49	$10.55
Class R-6:	Net assets	$5,627	$11	$19
	Shares outstanding	539	1	2
	Net asset value per share	$10.44	$10.49	$10.55

See Notes to Financial Statements

10	American Funds Retirement Income Portfolio Series

Statements of operations for the year ended October 31, 2016	(dollars in thousands)

	Conservative		Moderate		Enhanced
	Portfolio		Portfolio		Portfolio
Investment income:
Income:
Dividends	$2,482		$4,376		$4,570

Fees and expenses*:
Investment advisory services	4		7		9
Distribution services	399		606		547
Transfer agent services	35		53		60
Reports to shareholders	6		10		10
Registration statement and prospectus	185		196		197
Trustees’ compensation	—	†	—	†	—	†
Auditing and legal	6		8		8
Custodian	11		11		11
Other	2		4		4

Total fees and expenses before waivers/reimbursements	648		895		846
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	4		7		9
Miscellaneous fee reimbursements	154		138		143
Total waivers/reimbursements of fees and expenses	158		145		152
Total fees and expenses after waivers/reimbursements	490		750		694
Net investment income	1,992		3,626		3,876

Net realized (loss) gain and unrealized appreciation:
Net realized (loss) on sale of investments	(5)		(4)		(21)
Capital gain distributions received	421		971		1,405
Net realized gain	416		967		1,384
Net unrealized appreciation	2,103		3,124		2,603
Net realized gain and unrealized appreciation	2,519		4,091		3,987

Net increase in net assets resulting from operations	$4,511		$7,717		$7,863

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	11

Statements of changes in net assets	(dollars in thousands)

	Conservative		Moderate		Enhanced
	Portfolio		Portfolio		Portfolio
		Period		Period		Period
	Year ended	ended	Year ended	ended	Year ended	ended
	October 31	October 31	October 31	October 31	October 31	October 31
	2016	2015*	2016	2015*	2016	2015*
Operations:
Net investment income	$1,992	$6	$3,626	$5	$3,876	$2
Net realized gain	416	—	967	—	1,384	—
Net unrealized appreciation	2,103	139	3,124	286	2,603	498
Net increase in net assets resulting from operations	4,511	145	7,717	291	7,863	500

Dividends paid to shareholders from net investment income	(1,952)	—	(3,659)	—	(3,832)	—

Net capital share transactions	196,694	11,519	292,943	17,077	262,323	24,701

Total increase in net assets	199,253	11,664	297,001	17,368	266,354	25,201

Net assets:
Beginning of period	11,664	—	17,368	—	25,201	—
End of period	$210,917	$11,664	$314,369	$17,368	$291,555	$25,201
Undistributed net investment income	$97	$6	$43	$5	$42	$2

*	For the period August 28, 2015, commencement of operations, through October 31, 2015.

See Notes to Financial Statements

12	American Funds Retirement Income Portfolio Series

Notes to financial statements

1. Organization

American Funds Retirement Income Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of three funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has 13 share classes consisting of five retail share classes (Classes A, B, C, as well as two F share classes, F-1 and F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class F-1 and F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B shares of each fund are not available for purchase.

On November 20, 2015, each fund in the series made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to the series’ registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds Retirement Income Portfolio Series	13

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 24 to 27.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2016, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Periodic withdrawal risks — There is no guarantee that the fund will provide adequate income through retirement. The fund is not designed to, and is not expected to, generate distributions that equal a fixed percentage of the fund’s current net asset value per share. An investor taking periodic withdrawals from the fund should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from the fund may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in the fund. The fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in the fund and during the length of time such investor holds shares of the fund. Even if the fund’s portfolio value grows over time, such growth may be insufficient to enable the fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

14	American Funds Retirement Income Portfolio Series

Additionally, as periodic withdrawals by investors will be made from fund assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by the fund. The fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

American Funds Retirement Income Portfolio Series	15

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

16	American Funds Retirement Income Portfolio Series

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

As of October 31, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio
Undistributed ordinary income	$97	$43	$42
Undistributed long-term capital gain	323	811	1,188
Gross unrealized appreciation on investment securities	2,239	3,413	3,084
Gross unrealized depreciation on investment securities	(2)	(7)	(5)
Net unrealized appreciation on investment securities	2,237	3,406	3,079
Cost of investment securities	208,748	311,039	288,537
Reclassification to undistributed net investment income from undistributed net realized gain	52	77	27
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	1	6	31
Reclassification to capital paid in on shares of beneficial interest from undistributed net realized gain	46	83	192

American Funds Retirement Income Portfolio Series	17

No distributions were paid to shareholders of Conservative Portfolio, Moderate Portfolio nor Enhanced Portfolio during the period August 28, 2015, commencement of operations, through October 31, 2015. Tax-basis distributions paid to shareholders from ordinary income for each fund for the year ended October 31, 2016, were as follows (dollars in thousands):

Conservative Portfolio

	Total
	dividends
Share class	paid
Class A	$1,465
Class B	1
Class C	235
Class F-1	52
Class F-2	122
Class R-1	2
Class R-2	4
Class R-2E	—	*
Class R-3	9
Class R-4	3
Class R-5E†	—	*
Class R-5	—	*
Class R-6	59
Total	$1,952

Moderate Portfolio

	Total
	dividends
Share class	paid
Class A	$3,039
Class B	1
Class C	355
Class F-1	105
Class F-2	157
Class R-1	1
Class R-2	—	*
Class R-2E	—	*
Class R-3	—	*
Class R-4	1
Class R-5E†	—	*
Class R-5	—	*
Class R-6	—	*
Total	$3,659

Enhanced Portfolio

	Total
	dividends
Share class	paid
Class A	$2,905
Class B	1
Class C	343
Class F-1	187
Class F-2	384
Class R-1	1
Class R-2	3
Class R-2E	—	*
Class R-3	4
Class R-4	4
Class R-5E†	—	*
Class R-5	—	*
Class R-6	—	*
Total	$3,832

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

18	American Funds Retirement Income Portfolio Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — At the beginning of the reporting period, the series had an investment advisory and service agreement with CRMC that provided for monthly fees, accrued daily. These fees were based on an annual rate of 0.10% of daily net assets, and CRMC waived these fees through December 31, 2015. Effective January 1, 2016, CRMC eliminated the management fee. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 24 to 27.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of each fund during its startup period. At its discretion, the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Class F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2016, unreimbursed expenses subject to reimbursement for the funds’ Class A shares were as follows (dollars in thousands):

Class A
Conservative Portfolio	$5
Moderate Portfolio	141
Enhanced Portfolio	61

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

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Class-specific expenses under the distribution services and transfer agent services agreements for the year ended October 31, 2016, were as follows:

Conservative Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$224,452	$21,269
Class B	902	44
Class C	161,269	4,705
Class F-1	6,727	2,339
Class F-2	Not applicable	4,795
Class R-1	1,290	124
Class R-2	1,698	440
Class R-2E	—	32
Class R-3	2,483	687
Class R-4	323	123
Class R-5E*	Not applicable	21
Class R-5	Not applicable	29
Class R-6	Not applicable	139
Total class-specific expenses	$399,144	$34,747

Moderate Portfolio

	Distribution		Transfer agent
Share class	services		services
Class A	$395,728		$37,494
Class B	452		21
Class C	198,716		5,802
Class F-1	11,009		3,762
Class F-2	Not applicable		6,009
Class R-1	369		58
Class R-2	61		47
Class R-2E	—		32
Class R-3	—	†	20
Class R-4	46		50
Class R-5E*	Not applicable		20
Class R-5	Not applicable		29
Class R-6	Not applicable		16
Total class-specific expenses	$606,381		$53,360

Enhanced Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$350,776	$33,769
Class B	168	28
Class C	173,785	5,244
Class F-1	19,853	6,717
Class F-2	Not applicable	13,514
Class R-1	32	20
Class R-2	729	213
Class R-2E	—	32
Class R-3	864	254
Class R-4	344	136
Class R-5E*	Not applicable	21
Class R-5	Not applicable	30
Class R-6	Not applicable	16
Total class-specific expenses	$546,551	$59,994

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one dollar.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2016, as follows (dollars in thousands):

	Purchases	Sales
Conservative Portfolio	$197,594	$375
Moderate Portfolio	294,291	339
Enhanced Portfolio	268,332	4,504

20	American Funds Retirement Income Portfolio Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Conservative Portfolio

	Proceeds from initial				Reinvestments of
	capitalization		Sales[1]		dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A			$148,983	14,463	$1,453	140		$(12,845)	(1,237)	$137,591	13,366
Class B			179	17	1	—	[2]	(109)	(10)	71	7
Class C			33,543	3,258	234	23		(1,979)	(190)	31,798	3,091
Class F-1			4,946	482	52	5		(243)	(24)	4,755	463
Class F-2			15,675	1,504	122	12		(960)	(92)	14,837	1,424
Class R-1			332	32	1	—	[2]	— [2]	— [2]	333	32
Class R-2			488	48	4	—	[2]	(11)	(1)	481	47
Class R-2E			—	—	—	—		—	—	—	—
Class R-3			1,022	98	8	1		(19)	(2)	1,011	97
Class R-4			293	29	3	—	[2]	(41)	(4)	255	25
Class R-5E3			10	1	—	—		—	—	10	1
Class R-5			—	—	—	—		—	—	—	—
Class R-6			5,598	542	59	6		(105)	(10)	5,552	538
Total net increase (decrease)			$211,069	20,474	$1,937	187		$(16,312)	(1,570)	$196,694	19,091

For the period ended August 28, 2015[4] through October 31, 2015

Class A	$10	1	$9,388	931	$—	—		$(52)	(5)	$9,346	927
Class B	10	1	40	4	—	—		—	—	50	5
Class C	10	1	1,628	162	—	—		(1)	— [2]	1,637	163
Class F-1	10	1	313	31	—	—		(6)	(1)	317	31
Class F-2	10	1	89	9	—	—		—	—	99	10
Class R-1	10	1	—	—	—	—		—	—	10	1
Class R-2	10	1	—	—	—	—		—	—	10	1
Class R-2E	10	1	—	—	—	—		—	—	10	1
Class R-3	10	1	—	—	—	—		—	—	10	1
Class R-4	10	1	—	—	—	—		—	—	10	1
Class R-5	10	1	—	—	—	—		—	—	10	1
Class R-6	10	1	—	—	—	—		—	—	10	1
Total net increase (decrease)	$120	12	$11,458	1,137	$—	—		$(59)	(6)	$11,519	1,143

See page 23 for footnotes.

American Funds Retirement Income Portfolio Series	21

Moderate Portfolio

	Proceeds from initial						Reinvestments of
	capitalization		Sales[1]				dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2016

Class A			$244,502		23,646		$3,008		289		$(14,319)	(1,378)	$233,191		22,557
Class B			173		17		1		—	[2]	(52)	(5)	122		12
Class C			39,324		3,808		350		34		(2,123)	(202)	37,551		3,640
Class F-1			9,658		930		104		11		(808)	(77)	8,954		864
Class F-2			15,027		1,442		144		13		(2,138)	(206)	13,033		1,249
Class R-1			20		2		1		—	[2]	—	—	21		2
Class R-2			39		4		—	[2]	—	[2]	(1)	— [2]	38		4
Class R-2E			—		—		—		—		—	—	—		—
Class R-3			—	[2]	—	[2]	—	[2]	—	[2]	— [2]	— [2]	—	[2]	—	[2]
Class R-4			22		2		1		—	[2]	— [2]	— [2]	23		2
Class R-5E3			10		1		—		—		—	—	10		1
Class R-5			—		—		—		—		—	—	—		—
Class R-6			—		—		—		—		—	—	—		—
Total net increase (decrease)			$308,775		29,852		$3,609		347		$(19,441)	(1,868)	$292,943		28,331

For the period ended August 28, 2015[4] through October 31, 2015

Class A	$10	1	$14,879		1,475		$—		—		$(331)	(33)	$14,558		1,443
Class B	10	1	5		—	[2]	—		—		—	—	15		1
Class C	10	1	1,417		141		—		—		(6)	(1)	1,421		141
Class F-1	10	1	280		27		—		—		(12)	(1)	278		27
Class F-2	10	1	865		85		—		—		(170)	(16)	705		70
Class R-1	10	1	30		3		—		—		—	—	40		4
Class R-2	10	1	—		—		—		—		—	—	10		1
Class R-2E	10	1	—		—		—		—		—	—	10		1
Class R-3	10	1	—		—		—		—		—	—	10		1
Class R-4	10	1	—		—		—		—		—	—	10		1
Class R-5	10	1	—		—		—		—		—	—	10		1
Class R-6	10	1	—		—		—		—		—	—	10		1
Total net increase (decrease)	$120	12	$17,476		1,731		$—		—		$(519)	(51)	$17,077		1,692

22	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Proceeds from initial				Reinvestments of
	capitalization		Sales[1]		dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A			$207,659	20,012	$2,868		274		$(17,688)	(1,711)	$192,839	18,575
Class B			68	7	—	[2]	—	[2]	(50)	(5)	18	2
Class C			34,115	3,292	340		33		(6,138)	(606)	28,317	2,719
Class F-1			19,061	1,820	187		18		(3,719)	(348)	15,529	1,490
Class F-2			29,235	2,802	378		36		(4,973)	(486)	24,640	2,352
Class R-1			22	2	—	[2]	—	[2]	—	—	22	2
Class R-2			312	30	2		—	[2]	(112)	(11)	202	19
Class R-2E			—	—	—		—		—	—	—	—
Class R-3			271	26	4		1		(20)	(2)	255	25
Class R-4			489	47	4		—	[2]	(11)	(1)	482	46
Class R-5E3			10	1	—		—		—	—	10	1
Class R-5			—	—	—		—		—	—	—	—
Class R-6			9	1	—	[2]	—	[2]	—	—	9	1
Total net increase (decrease)			$291,251	28,040	$3,783		362		$(32,711)	(3,170)	$262,323	25,232

For the period ended August 28, 2015[4] through October 31, 2015

Class A	$10	1	$18,916	1,866	$—		—		$(116)	(12)	$18,810	1,855
Class B	10	1	—	—	—		—		—	—	10	1
Class C	10	1	2,484	246	—		—		(2)	— [2]	2,492	247
Class F-1	10	1	1,104	111	—		—		(3)	— [2]	1,111	112
Class F-2	10	1	2,188	217	—		—		—	—	2,198	218
Class R-1	10	1	—	—	—		—		—	—	10	1
Class R-2	10	1	10	1	—		—		—	—	20	2
Class R-2E	10	1	—	—	—		—		—	—	10	1
Class R-3	10	1	—	—	—		—		—	—	10	1
Class R-4	10	1	—	—	—		—		—	—	10	1
Class R-5	10	1	—	—	—		—		—	—	10	1
Class R-6	10	1	—	—	—		—		—	—	10	1
Total net increase (decrease)	$120	12	$24,702	2,441	$—		—		$(121)	(12)	$24,701	2,441

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.
[4]	Commencement of operations.

American Funds Retirement Income Portfolio Series	23

Financial highlights

Conservative Portfolio

		Income from									Ratio of		Ratio of
		investment operations[1]									expenses to		expenses to
	Net asset			Net gains on		Dividends					average net		average net				Ratio of
	value,	Net		securities (both	Total from	(from net	Net asset			Net assets,	assets before		assets after		Net effective		net income
	beginning	investment		realized and	investment	investment	value, end	Total		end of period	waivers/		waivers/		expense		to average
Period ended	of period	income		unrealized)	operations	income)	of period	return[2,3]		(in thousands)	reimbursements[4]		reimbursements[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/16	$10.21	$.21		$.22	$.43	$(.21)	$10.43	4.23%		$149,063	.54%		.38%		.68%		2.03%
10/31/15[6,7]	10.00	.02		.19	.21	—	10.21	2.10	[8]	9,465	.14	[8]	.09	[8]	.39	[8]	.17	[8]
Class B:
10/31/16	10.20	.15		.22	.37	(.14)	10.43	3.70	[9]	124	1.18	[9]	1.00	[9]	1.30	[9]	1.40	[9]
10/31/15[6,7]	10.00	.02		.18	.20	—	10.20	2.00	[8,9]	51	.20	[8,9]	.16	[8,9]	.46	[8,9]	.16	[8,9]
Class C:
10/31/16	10.20	.14		.21	.35	(.16)	10.39	3.46		33,813	1.24		1.08		1.38		1.35
10/31/15[6,7]	10.00	—	[10]	.20	.20	—	10.20	2.00	[8]	1,659	.26	[8]	.21	[8]	.51	[8]	.04	[8]
Class F-1:
10/31/16	10.21	.21		.22	.43	(.21)	10.43	4.24		5,153	.54		.39		.69		2.05
10/31/15[6,7]	10.00	.01		.20	.21	—	10.21	2.10	[8]	318	.18	[8]	.10	[8]	.40	[8]	.11	[8]
Class F-2:
10/31/16	10.21	.22		.24	.46	(.23)	10.44	4.53		14,968	.28		.15		.45		2.11
10/31/15[6,7]	10.00	.03		.18	.21	—	10.21	2.10	[8]	100	.11	[8]	.05	[8]	.35	[8]	.25	[8]
Class R-1:
10/31/16	10.21	.14		.24	.38	(.17)	10.42	3.77		344	1.21		1.08		1.38		1.38
10/31/15[6,7]	10.00	.06		.15	.21	—	10.21	2.10	[8,9]	11	.08	[8,9]	.05	[8,9]	.35	[8,9]	.53	[8,9]
Class R-2:
10/31/16	10.21	.16		.24	.40	(.19)	10.42	3.93		495	1.05		.96		1.26		1.56
10/31/15[6,7]	10.00	.05		.16	.21	—	10.21	2.10	[8,9]	10	.09	[8,9]	.06	[8,9]	.36	[8,9]	.52	[8,9]
Class R-2E:
10/31/16	10.21	.22		.21	.43	(.20)	10.44	4.28	[9]	10	.61	[9]	.33	[9]	.63	[9]	2.16	[9]
10/31/15[6,7]	10.00	.06		.15	.21	—	10.21	2.10	[8,9]	10	.08	[8,9]	.05	[8,9]	.35	[8,9]	.53	[8,9]
Class R-3:
10/31/16	10.21	.17		.25	.42	(.19)	10.44	4.18		1,027	.76		.68		.98		1.66
10/31/15[6,7]	10.00	.06		.15	.21	—	10.21	2.10	[8,9]	10	.08	[8,9]	.05	[8,9]	.35	[8,9]	.53	[8,9]
Class R-4:
10/31/16	10.21	.23		.20	.43	(.20)	10.44	4.30		272	.48		.38		.68		2.18
10/31/15[6,7]	10.00	.06		.15	.21	—	10.21	2.10	[8,9]	10	.08	[8,9]	.05	[8,9]	.35	[8,9]	.53	[8,9]
Class R-5E:
10/31/16[6,11]	10.17	.23		.24	.47	(.21)	10.43	4.72	[8]	10	.50	[12]	.26	[12]	.56	[12]	2.32	[12]
Class R-5:
10/31/16	10.21	.22		.21	.43	(.20)	10.44	4.27		11	.58		.34		.64		2.15
10/31/15[6,7]	10.00	.06		.15	.21	—	10.21	2.10	[8]	10	.08	[8]	.04	[8]	.34	[8]	.53	[8]
Class R-6:
10/31/16	10.21	.25		.20	.45	(.22)	10.44	4.43		5,627	.14		.06		.36		2.40
10/31/15[6,7]	10.00	.06		.15	.21	—	10.21	2.10	[8]	10	.07	[8]	.04	[8]	.34	[8]	.53	[8]

24	American Funds Retirement Income Portfolio Series

Moderate Portfolio

		Income from									Ratio of		Ratio of
		investment operations[1]									expenses to		expenses to
	Net asset			Net gains on		Dividends					average net		average net				Ratio of
	value,	Net		securities (both	Total from	(from net	Net asset			Net assets,	assets before		assets after		Net effective		net income
	beginning	investment		realized and	investment	investment	value, end	Total		end of period	waivers/		waivers/		expense		to average
Period ended	of period	income		unrealized)	operations	income)	of period	return[2,3]		(in thousands)	reimbursements[4]		reimbursements[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/16	$10.26	$.24		$.22	$.46	$(.24)	$10.48	4.50%		$251,400	.47%		.38%		.69%		2.31%
10/31/15[6,7]	10.00	.01		.25	.26	—	10.26	2.60	[8]	14,810	.13	[8]	.09	[8]	.40	[8]	.08	[8]
Class B:
10/31/16	10.26	.20		.21	.41	(.19)	10.48	4.01	[9]	137	1.00	[9]	.89	[9]	1.20	[9]	1.92	[9]
10/31/15[6,7]	10.00	.05		.21	.26	—	10.26	2.60	[8,9]	15	.13	[8,9]	.10	[8,9]	.41	[8,9]	.51	[8,9]
Class C:
10/31/16	10.25	.17		.21	.38	(.19)	10.44	3.74		39,475	1.17		1.08		1.39		1.62
10/31/15[6,7]	10.00	—	[10]	.25	.25	—	10.25	2.50	[8]	1,444	.24	[8]	.20	[8]	.51	[8]	—	[8,13]
Class F-1:
10/31/16	10.27	.25		.19	.44	(.24)	10.47	4.32		9,328	.48		.39		.70		2.37
10/31/15[6,7]	10.00	.05		.22	.27	—	10.27	2.70	[8]	283	.12	[8]	.08	[8]	.39	[8]	.46	[8]
Class F-2:
10/31/16	10.27	.26		.21	.47	(.25)	10.49	4.68		13,834	.24		.15		.46		2.44
10/31/15[6,7]	10.00	.01		.26	.27	—	10.27	2.70	[8]	715	.09	[8]	.04	[8]	.35	[8]	.07	[8]
Class R-1:
10/31/16	10.27	.18		.20	.38	(.18)	10.47	3.77	[9]	61	1.08	[9]	.95	[9]	1.26	[9]	1.72	[9]
10/31/15[6,7]	10.00	.05		.22	.27	—	10.27	2.70	[8,9]	40	.14	[8,9]	.09	[8,9]	.40	[8,9]	.45	[8,9]
Class R-2:
10/31/16	10.26	.21		.24	.45	(.23)	10.48	4.43	[9]	47	.75	[9]	.64	[9]	.95	[9]	2.00	[9]
10/31/15[6,7]	10.00	.06		.20	.26	—	10.26	2.60	[8,9]	10	.09	[8,9]	.06	[8,9]	.37	[8,9]	.59	[8,9]
Class R-2E:
10/31/16	10.27	.25		.20	.45	(.23)	10.49	4.45	[9]	11	.50	[9]	.32	[9]	.63	[9]	2.42	[9]
10/31/15[6,7]	10.00	.06		.21	.27	—	10.27	2.70	[8,9]	10	.07	[8,9]	.05	[8,9]	.36	[8,9]	.61	[8,9]
Class R-3:
10/31/16	10.27	.26		.20	.46	(.24)	10.49	4.52	[9]	11	.39	[9]	.25	[9]	.56	[9]	2.49	[9]
10/31/15[6,7]	10.00	.06		.21	.27	—	10.27	2.70	[8,9]	10	.07	[8,9]	.04	[8,9]	.35	[8,9]	.61	[8,9]
Class R-4:
10/31/16	10.27	.22		.22	.44	(.23)	10.48	4.35	[9]	33	.49	[9]	.38	[9]	.69	[9]	2.17	[9]
10/31/15[6,7]	10.00	.06		.21	.27	—	10.27	2.70	[8,9]	10	.07	[8,9]	.04	[8,9]	.35	[8,9]	.61	[8,9]
Class R-5E:
10/31/16[6,11]	10.23	.25		.24	.49	(.24)	10.48	4.88	[8]	10	.40	[12]	.26	[12]	.57	[12]	2.61	[12]
Class R-5:
10/31/16	10.27	.25		.20	.45	(.23)	10.49	4.44		11	.48		.34		.65		2.40
10/31/15[6,7]	10.00	.06		.21	.27	—	10.27	2.70	[8]	10	.07	[8]	.04	[8]	.35	[8]	.61	[8]
Class R-6:
10/31/16	10.27	.26		.20	.46	(.24)	10.49	4.54		11	.34		.21		.52		2.53
10/31/15[6,7]	10.00	.06		.21	.27	—	10.27	2.70	[8]	11	.07	[8]	.04	[8]	.35	[8]	.61	[8]

See page 27 for footnotes.

American Funds Retirement Income Portfolio Series	25

Financial highlights (continued)

Enhanced Portfolio

		Income from									Ratio of		Ratio of
		investment operations[1]									expenses to		expenses to
	Net asset			Net gains on		Dividends					average net		average net				Ratio of
	value,	Net		securities (both	Total from	(from net	Net asset			Net assets,	assets before		assets after		Net effective		net income
	beginning	investment		realized and	investment	investment	value, end	Total		end of period	waivers/		waivers/		expense		to average
Period ended	of period	income		unrealized)	operations	income)	of period	return[2,3]		(in thousands)	reimbursements[4]		reimbursements[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/16	$10.33	$.27		$.19	$.46	$(.25)	$10.54	4.55%		$215,289	.48%		.38%		.70%		2.54%
10/31/15[6,7]	10.00	—	[10]	.33	.33	—	10.33	3.30	[8]	19,156	.11	[8]	.09	[8]	.42	[8]	—	[8,13]
Class B:
10/31/16	10.33	.15		.29	.44	(.18)	10.59	4.34	[9]	29	.89	[9]	.76	[9]	1.08	[9]	1.48	[9]
10/31/15[6,7]	10.00	.07		.26	.33	—	10.33	3.30	[8,9]	10	.11	[8,9]	.09	[8,9]	.42	[8,9]	.62	[8,9]
Class C:
10/31/16	10.32	.20		.19	.39	(.20)	10.51	3.83		31,173	1.19		1.09		1.41		1.89
10/31/15[6,7]	10.00	(.01)		.33	.32	—	10.32	3.20	[8]	2,545	.23	[8]	.20	[8]	.53	[8]	(.08)[8]
Class F-1:
10/31/16	10.33	.25		.21	.46	(.25)	10.54	4.55		16,877	.48		.39		.71		2.34
10/31/15[6,7]	10.00	.03		.30	.33	—	10.33	3.30	[8]	1,152	.10	[8]	.08	[8]	.41	[8]	.26	[8]
Class F-2:
10/31/16	10.33	.28		.21	.49	(.27)	10.55	4.82		27,111	.25		.15		.47		2.63
10/31/15[6,7]	10.00	—	[10]	.33	.33	—	10.33	3.30	[8]	2,256	.07	[8]	.04	[8]	.37	[8]	.04	[8]
Class R-1:
10/31/16	10.33	.22		.25	.47	(.26)	10.54	4.59	[9]	32	.55	[9]	.43	[9]	.75	[9]	2.10	[9]
10/31/15[6,7]	10.00	.07		.26	.33	—	10.33	3.30	[8,9]	10	.06	[8,9]	.04	[8,9]	.37	[8,9]	.67	[8,9]
Class R-2:
10/31/16	10.33	.21		.21	.42	(.23)	10.52	4.08		224	1.01		.93		1.25		1.94
10/31/15[6,7]	10.00	.05		.28	.33	—	10.33	3.30	[8,9]	21	.12	[8,9]	.10	[8,9]	.43	[8,9]	.43	[8,9]
Class R-2E:
10/31/16	10.33	.27		.20	.47	(.25)	10.55	4.60	[9]	11	.49	[9]	.33	[9]	.65	[9]	2.62	[9]
10/31/15[6,7]	10.00	.07		.26	.33	—	10.33	3.30	[8,9]	10	.07	[8,9]	.05	[8,9]	.38	[8,9]	.67	[8,9]
Class R-3:
10/31/16	10.33	.25		.19	.44	(.23)	10.54	4.35		272	.76		.67		.99		2.43
10/31/15[6,7]	10.00	.07		.26	.33	—	10.33	3.30	[8,9]	10	.06	[8,9]	.04	[8,9]	.37	[8,9]	.67	[8,9]
Class R-4:
10/31/16	10.33	.30		.16	.46	(.25)	10.54	4.52		497	.46		.39		.71		2.81
10/31/15[6,7]	10.00	.07		.26	.33	—	10.33	3.30	[8,9]	10	.07	[8,9]	.04	[8,9]	.37	[8,9]	.67	[8,9]
Class R-5E:
10/31/16[6,11]	10.30	.28		.22	.50	(.26)	10.54	4.93	[8]	10	.39	[12]	.27	[12]	.59	[12]	2.85	[12]
Class R-5:
10/31/16	10.33	.27		.20	.47	(.25)	10.55	4.59		11	.47		.34		.66		2.61
10/31/15[6,7]	10.00	.07		.26	.33	—	10.33	3.30	[8]	10	.06	[8]	.04	[8]	.37	[8]	.67	[8]
Class R-6:
10/31/16	10.33	.26		.22	.48	(.26)	10.55	4.70		19	.32		.20		.52		2.54
10/31/15[6,7]	10.00	.07		.26	.33	—	10.33	3.30	[8]	11	.06	[8]	.04	[8]	.37	[8]	.67	[8]

26	American Funds Retirement Income Portfolio Series

	Year ended October 31	Period ended October 31
Portfolio turnover rate for all share classes	2016	2015[6,7,8,14]
Conservative Portfolio	—%[13]	—%
Moderate Portfolio	— [13]	—
Enhanced Portfolio	3	—

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements by CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, CRMC reimbursed other fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period August 28, 2015, commencement of operations, through October 31, 2015.
[8]	Not annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $.01.
[11]	Class R-5E shares were offered beginning November 20, 2015.
[12]	Annualized.
[13]	Amount less than .01%.
[14]	No portfolio turnover occurred during the reporting period.

See Notes to Financial Statements

American Funds Retirement Income Portfolio Series	27

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Retirement Income Portfolio Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Retirement Income Portfolio Series comprising the American Funds Conservative Portfolio, American Funds Moderate Portfolio, and American Funds Enhanced Portfolio (the “Series”), as of October 31, 2016, the related statements of operations for the year then ended, and changes in net assets and financial highlights for the year ended October 31, 2016 and the period from August 28, 2015 (commencement of operations) to October 31, 2015. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2016 by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Retirement Income Portfolio Series as of October 31, 2016, and the results of their operations for the year then ended, and the changes in their net assets and financial highlights for the year ended October 31, 2016 and for the period August 28, 2015 (commencement of operations) to October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 13, 2016

28	American Funds Retirement Income Portfolio Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2016:

	Conservative	Moderate	Enhanced
	Portfolio	Portfolio	Portfolio
Long-term capital gains	$46,000	$84,000	$191,000
Foreign taxes (per share)	$0.0002	$0.0002	$0.0005
Foreign source income (per share)	$0.004	$0.004	$0.009
Qualified dividend income	$1,702,000	100%	100%
Corporate dividends received deduction	$538,000	$1,354,000	$1,660,000
U.S. government income that may be exempt from state taxation	$235,000	$247,000	$116,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2017, to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their tax advisors.

American Funds Retirement Income Portfolio Series	29

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2016, through October 31, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	American Funds Retirement Income Portfolio Series

Conservative Portfolio

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,017.09	$1.93	.38%	$3.46	.68%
Class A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.47	.68
Class B – actual return	1,000.00	1,014.28	5.13	1.01	6.65	1.31
Class B – assumed 5% return	1,000.00	1,020.11	5.14	1.01	6.67	1.31
Class C – actual return	1,000.00	1,013.34	5.48	1.08	7.00	1.38
Class C – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.02	1.38
Class F-1 – actual return	1,000.00	1,017.13	2.03	.40	3.56	.70
Class F-1 – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.57	.70
Class F-2 – actual return	1,000.00	1,019.18	.76	.15	2.29	.45
Class F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.29	.45
Class R-1 – actual return	1,000.00	1,014.29	5.58	1.10	7.11	1.40
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.12	1.40
Class R-2 – actual return	1,000.00	1,014.36	4.98	.98	6.50	1.28
Class R-2 – assumed 5% return	1,000.00	1,020.27	4.99	.98	6.51	1.28
Class R-2E – actual return	1,000.00	1,016.96	1.83	.36	3.36	.66
Class R-2E – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66
Class R-3 – actual return	1,000.00	1,016.07	3.46	.68	4.98	.98
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	4.99	.98
Class R-4 – actual return	1,000.00	1,018.27	1.88	.37	3.41	.67
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.41	.67
Class R-5E – actual return	1,000.00	1,017.34	1.42	.28	2.95	.58
Class R-5E – assumed 5% return	1,000.00	1,023.79	1.43	.28	2.96	.58
Class R-5 – actual return	1,000.00	1,016.97	1.78	.35	3.30	.65
Class R-5 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.31	.65
Class R-6 – actual return	1,000.00	1,018.40	.31	.06	1.83	.36
Class R-6 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.84	.36

See page 33 for footnotes.

American Funds Retirement Income Portfolio Series	31

Moderate Portfolio

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,020.63	$1.94	.38%	$3.51	.69%
Class A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.52	.69
Class B – actual return	1,000.00	1,017.55	4.58	.90	6.15	1.21
Class B – assumed 5% return	1,000.00	1,020.67	4.58	.90	6.16	1.21
Class C – actual return	1,000.00	1,015.90	5.49	1.08	7.06	1.39
Class C – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.07	1.39
Class F-1 – actual return	1,000.00	1,019.78	2.04	.40	3.61	.71
Class F-1 – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.62	.71
Class F-2 – actual return	1,000.00	1,021.66	.82	.16	2.39	.47
Class F-2 – assumed 5% return	1,000.00	1,024.40	.82	.16	2.40	.47
Class R-1 – actual return	1,000.00	1,017.11	4.83	.95	6.41	1.26
Class R-1 – assumed 5% return	1,000.00	1,020.42	4.84	.95	6.41	1.26
Class R-2 – actual return	1,000.00	1,019.38	3.92	.77	5.50	1.08
Class R-2 – assumed 5% return	1,000.00	1,021.32	3.92	.77	5.50	1.08
Class R-2E – actual return	1,000.00	1,019.51	1.83	.36	3.41	.67
Class R-2E – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.41	.67
Class R-3 – actual return	1,000.00	1,020.30	1.07	.21	2.65	.52
Class R-3 – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.65	.52
Class R-4 – actual return	1,000.00	1,019.38	1.78	.35	3.36	.66
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.36	.66
Class R-5E – actual return	1,000.00	1,020.88	1.43	.28	3.01	.59
Class R-5E – assumed 5% return	1,000.00	1,023.79	1.43	.28	3.01	.59
Class R-5 – actual return	1,000.00	1,020.49	1.78	.35	3.36	.66
Class R-5 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.36	.66
Class R-6 – actual return	1,000.00	1,021.44	.56	.11	2.14	.42
Class R-6 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.14	.42

32	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,021.36	$1.94	.38%	$3.57	.70%
Class A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.57	.70
Class B – actual return	1,000.00	1,021.74	2.80	.55	4.43	.87
Class B – assumed 5% return	1,000.00	1,022.43	2.80	.55	4.43	.87
Class C – actual return	1,000.00	1,018.58	5.49	1.08	7.12	1.40
Class C – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.12	1.40
Class F-1 – actual return	1,000.00	1,021.39	2.04	.40	3.67	.72
Class F-1 – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.67	.72
Class F-2 – actual return	1,000.00	1,023.39	.82	.16	2.45	.48
Class F-2 – assumed 5% return	1,000.00	1,024.40	.82	.16	2.45	.48
Class R-1 – actual return	1,000.00	1,021.07	2.70	.53	4.33	.85
Class R-1 – assumed 5% return	1,000.00	1,022.53	2.70	.53	4.33	.85
Class R-2 – actual return	1,000.00	1,019.62	4.89	.96	6.52	1.28
Class R-2 – assumed 5% return	1,000.00	1,020.37	4.89	.96	6.51	1.28
Class R-2E – actual return	1,000.00	1,021.25	1.83	.36	3.46	.68
Class R-2E – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.47	.68
Class R-3 – actual return	1,000.00	1,020.94	3.46	.68	5.09	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.09	1.00
Class R-4 – actual return	1,000.00	1,021.61	1.94	.38	3.57	.70
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.57	.70
Class R-5E – actual return	1,000.00	1,021.61	1.43	.28	3.06	.60
Class R-5E – assumed 5% return	1,000.00	1,023.79	1.43	.28	3.06	.60
Class R-5 – actual return	1,000.00	1,022.22	1.78	.35	3.42	.67
Class R-5 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.41	.67
Class R-6 – actual return	1,000.00	1,023.17	.51	.10	2.14	.42
Class R-6 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.14	.42

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Retirement Income Portfolio Series	33

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2015	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2015	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Leonard R. Fuller, 1946	2015	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2015	Private investor	81	None
Merit E. Janow, 1958	2015	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2015	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
Frank M. Sanchez, 1943	2015	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957	2015	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO,U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc.
Steadman Upham, PhD, 1949	2015	President Emeritus and University Professor, The University of Tulsa	80	None

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Vice Chairman of the Board	2015	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	18	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

34	American Funds Retirement Income Portfolio Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walter R. Burkley, 1966 President	2015	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Alan N. Berro, 1960 Senior Vice President	2015	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2015	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
James B. Lovelace, 1956 Senior Vice President	2015	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 1966 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6] Vice President, Capital Strategy Research, Inc.[6]
John H. Smet, 1956 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2015	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.;[6] Director, The Capital Group Companies, Inc.[6]
Maria T. Manotok, 1974 Vice President	2015	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2015	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2015	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Retirement Income Portfolio Series	35

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Funds Retirement Income Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Retirement Income Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in American Funds Retirement Income Portfolio Series portfolios.

American Funds Retirement Income Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Retirement Income Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2016 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The American Funds Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:

a) Audit Fees:

2015 $0

2016 $17,000

b) Audit-Related Fees:

2015 $0

2016 $0

c) Tax Fees:

2015 $0

2016 $4,000

The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:

2015 None

2016 None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:

Not Applicable

b) Audit-Related Fees:

2015 $1,143,000

2016 $1,138,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

2015 None

2016 None

The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:

2015 $5,000

2016 $3,000

The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,424,000 for fiscal year 2015 and $1,196,000 for fiscal year 2016. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By __/s/ Walter R. Burkley__________________
Walter R. Burkley, President and Principal Executive Officer

Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley__________________
Walter R. Burkley, President and Principal Executive Officer

Date: December 27, 2016

By __/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 27, 2016